Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 16 - Subsequent Events

The Company has evaluated subsequent events through the filing of this Quarterly Report on Form 10-Q, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the transaction described below.

Completion of Acquisition of Assets

The following table presents certain information about the properties that the Company acquired from October 1, 2012 to October 26, 2012 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price(1)
Total Portfolio - September 30, 2012(2)	124	2,198,877	$235,723
Acquisitions	2	14,985	2,258
Total portfolio - October 26, 2012(2)	126	2,213,862	$237,981
(1)	Contract purchase price, excluding acquisition and transaction related costs.
(2)	Total portfolio excludes one vacant property contributed in September 2011 which was classified as held for sale at September 30, 2012. The aggregate square footage and original base purchase price of this contributed vacant property was 3,200 and $1.2 million, respectively.

Note 16 - Subsequent Events

The Company has evaluated subsequent events through the filing of this Form 10-K, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the following:

Completion of Acquisitions of Assets

The following table presents certain information about the properties that the Company acquired from January 1, 2012 to March 1, 2012 (dollar amounts in thousands):

	No. of Buildings	Square Feet	Base Purchase Price(1)
Total Portfolio - December 31, 2011(2)	88	996,012	$136,872
Acquisitions	2	27,129	8,628
Total portfolio - March 1, 2012(2)	90	1,023,141	$145,500
(1)	Contract purchase price, excluding acquisition and transaction related costs.
(2)	Total portfolio excludes 2 vacant properties contributed in September 2011 which were classified as held for sale at December 31, 2011. The aggregate square footage and base purchase price of these vacant properties was 6,800 and $2.9 million, respectively.

The acquisitions made subsequent to December 31, 2011 were made in the normal course of business and none were individually significant to the total portfolio.

Financings

In January 2012, the Company received proceeds of $7.2 million from advances on the senior secured revolving credit facility in order to finance 3 properties. As of March 1, 2012, there was $49.6 million outstanding on this facility.

In March 2012, RBS Citizens approved a request by the Company to add two one-year extensions to the senior secured revolving credit facility. Each extension will be subject to customary requirements, including written notice of intent, no defaults and payment of an extension fee.